SHORT-TERM DEBT AND LONG-TERM DEBT	12 Months Ended
Dec. 31, 2016
SHORT-TERM DEBT AND LONG-TERM DEBT [Abstract]
SHORT-TERM DEBT AND LONG-TERM DEBT
11.	SHORT-TERM DEBT AND LONG-TERM DEBT

Short-term debt

		As of December 31,
	Note	2015	2016

East West Bank	(i), (ii), (iv)	$106,919	$30,000
Bank of Shanghai	(iii)	-	7,202

Total		$106,919	$37,202

(i)
In April 2015, the Company entered into an agreement with the East West Bank through which the Company was granted a line of credit of $15,437 for one year. The Company has drawn $6,919 as of December 31, 2015. The loan bears 95% of the People’s Bank of China interest rate and is repayable within one year or earlier at the discretion of the Company. In April 2016, the Company extended the line of credit agreement for an additional year until July 1, 2017 with other terms unchanged. In July 2016, the Company repaid the entire loan.

(ii)
In December 2015, the Company entered into a short-term loan agreement with East West Bank for $100,000. The cash receipt was restricted as to withdrawal and usage until the maturity date of the loan. The loan borne an annual interest rate of the greater of 3.25% or the prime rate published in the Money Rates section of the Western Edition of The Wall Street Journal and has a loan period of 45 days. The loan was repaid by the Company in February 2016.

(iii)
In November 2016, the Company entered in to a short-term loan agreement with Bank of Shanghai for $7,202. The loan bears an annual interest rate of 141.5% of the one year loan interest rate quoted by the People’s Bank of China and has a loan period of six months. The Chief Operating Officer (“COO”) of the Company provided joint and several liability guarantee for the loan. The Company repaid the loan in May 2017.

(iv)
In December 2016, the Company entered into a short-term loan agreement with East West Bank for $30,000. The loan bears an annual interest rate equal to the one month LIBOR rate plus 1.2% and has a loan period of six month.

Long-term debt

		As of December 31,
	Note	2015	2016

An asset management company	(v)	$69,468	$42,786
A trust company	(vi)	52,604	52,604

Total		$122,072	$95,390

(v)
In November 2015, the Company entered into a long-term loan agreement with an asset management company to borrow $69,468 in order to finance the investment in SoFi. The loan bears an annual interest rate ranging from 12% to 16% upon certain scenarios, including a qualified public offering of SoFi during the period of the loan, and requests the pledge of certain assets of the Company consisting of building, the long-term investment in Hayman, and certain shares of SoFi owned by the Company including 4,970,573 Series B Preferred Stock, 6,020,695 Series D Preferred Stock and 2,361,116 Series E Preferred Stock. The loan in expected to be repaid within four years. The Chief Executive Officer (“CEO”) of the Company provided joint and several liability guarantee for the loan. The loan can be repaid in advance at the option of the Company upon distribution from the long-term investment in one of its equity method investee, or upon approval from the asset management company. In January 2016, the Company received the notice for such distribution from the equity method investee and repaid $23,608 of the loan balance. In early 2017, the Company made a request to the asset management company for an early repayment. Such request was approved and the Company repaid the remainder of the loan before the report date.

(vi)
In October 2015, the Company entered into a long-term loan agreement with a trust company to borrow $59,260 in order to finance the investment in SoFi. The loan bears an annual interest rate 6% and requests the pledge of 7,512,535 Series F Preferred Stock of SoFi owned by the Company. The loan is expected to be repaid within three years and could be extended to five years if specific revenue targets of SoFi are reached.

Additionally, the Company issued the trust company a warrant to purchase 1,502,507 Series F Preferred Stock of SoFi from the Company at a preliminary exercise price of $15.7763 per share upon occurrence of certain events within five years, including a qualified public offering of SoFi. Such warrant was considered as liability-classified warrants and separately recorded based on its fair value under the caption of "Other non-current liabilities" on the consolidated balance sheet.

The Company recognized a discount of $6,656 based on the initial fair value of the warrant as a reduction of the loan. The discount is recognized over the term of the loan using the effective interest method, based on an imputed interest rate of 9.95%.